Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) £ in Thousands, shares in Thousands	6 Months Ended
Jun. 30, 2019 GBP (£) shares
Disclosure of classes of share capital [line items]
Beginning balance, Shares | shares	32,226
Issue of shares on exercise of options | shares	31
Ending balance, Shares | shares	32,257
Beginning balance	£ 81,594
Issue of shares on exercise of options	86
Ending balance	73,020
Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	1,289
Issue of shares on exercise of options	1
Ending balance	1,290
Share Premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	79,426
Issue of shares on exercise of options	85
Ending balance	£ 79,511